Stock Incentive Plan (Details) - Schedule of weighted average calculated fair value of the options granted to employees - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of weighted average calculated fair value of the options granted to employees [Abstract]
Fair value of common stock (in Dollars per share)	$ 54.26	$ 40.83	$ 20.37
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	40.00%	42.00%	44.00%
Expected term (years)	5 years 11 months 23 days	6 years 3 days	5 years 11 months 1 day
Risk free interest rate	2.40%	1.14%	0.64%